Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 624	$ 495
Trade accounts receivable	1,751	1,644
Other accounts receivable	650	535
Inventories	1,789	1,669
Other current assets	191	183
Total current assets	5,005	4,526
NON-CURRENT ASSETS
Investments in associates and joint ventures	729	640
Other investments and non-current accounts receivable	340	293
Property, machinery and equipment, net and assets for the right-of-use, net	12,466	11,284
Goodwill and intangible assets, net	9,530	9,293
Deferred income tax assets	363	411
Total non-current assets	23,428	21,921
TOTAL ASSETS	28,433	26,447
CURRENT LIABILITIES
Current debt	25	51
Other current financial obligations	950	936
Trade accounts payable	3,109	2,966
Income tax payable	1,082	368
Other current liabilities	1,620	1,225
Total current liabilities	6,786	5,546
NON-CURRENT LIABILITIES
Non-current debt	6,203	6,920
Other non-current financial obligations	986	918
Pensions and other post-employment benefits	735	695
Deferred income tax liabilities	443	394
Other non-current liabilities	1,164	1,065
Total non-current liabilities	9,531	9,992
TOTAL LIABILITIES	16,317	15,538
Controlling interest:
Common stock and additional paid-in capital	7,699	7,810
Other equity reserves and subordinated notes	(363)	(1,555)
Retained earnings	4,428	4,246
Total controlling interest	11,764	10,501
Non-controlling interest	352	408
TOTAL STOCKHOLDERS' EQUITY	12,116	10,909
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 28,433	$ 26,447